Consolidated Schedule of Investments Long Short Fund^ (Unaudited)
July 31, 2023

Number of Shares		Value
Long Positions 98.0%
Common Stocks 78.9%
Aerospace & Defense 1.2%
245,678	Airbus SE	$36,191,087
153,100	Boeing Co.	36,567,935 *(a)
72,759,022
Banks 1.6%
616,980	JPMorgan Chase & Co.	97,458,161 (a)
Beverages 1.9%
3,318,607	Keurig Dr Pepper, Inc.	112,865,824 (a)
Biotechnology 0.6%
233,927	AbbVie, Inc.	34,990,801 (a)
Broadline Retail 2.3%
1,051,440	Amazon.com, Inc.	140,556,499 *(a)
Capital Markets 4.1%
1,656,220	Brookfield Corp. Class A	57,802,078 (b)
498,280	CME Group, Inc.	99,137,789
240,043	S&P Global, Inc.	94,699,364
251,639,231
Chemicals 0.6%
433,104	Ashland, Inc.	39,568,381
Commercial Services & Supplies 0.9%
344,285	Waste Management, Inc.	56,390,440 (a)
Computers 0.1%
359,091	Arctic Wolf Networks, Inc.	3,555,001 *#(c)(d)
Consumer Staples Distribution & Retail 3.0%
88,617	Costco Wholesale Corp.	49,684,894 (a)
521,355	Dollar Tree, Inc.	80,460,717 *
309,798	Walmart, Inc.	49,524,308 (a)
179,669,919
Containers & Packaging 0.8%
281,092	Avery Dennison Corp.	51,723,739 (a)
Diversified Consumer Services 0.1%
480,460	European Wax Center, Inc. Class A	9,306,510 *
Electric Utilities 2.1%
1,740,200	NextEra Energy, Inc.	127,556,660 (a)
Electrical Equipment 0.8%
905,549	nVent Electric PLC	47,885,431
Electronic Equipment, Instruments & Components 1.9%
410,733	Amphenol Corp. Class A	36,271,831 (a)
204,159	CDW Corp.	38,192,024
Number of Shares		Value
Electronic Equipment, Instruments & Components – cont'd
292,270	TE Connectivity Ltd.	$41,937,823
116,401,678
Entertainment 1.9%
666,882	Activision Blizzard, Inc.	61,859,975 *
116,190	Netflix, Inc.	51,003,924 *(a)
112,863,899
Financial Services 2.8%
183,750	MasterCard, Inc. Class A	72,448,950 (a)
1,964,324	Repay Holdings Corp. Class A	16,402,105 *
333,561	Visa, Inc. Class A	79,297,457 (a)
168,148,512
Food Products 1.0%
221,949	Freshpet, Inc.	16,322,129 *
562,189	Mondelez International, Inc. Class A	41,675,071 (a)
57,997,200
Ground Transportation 2.4%
534,510	Uber Technologies, Inc.	26,436,865 *(a)
510,426	Union Pacific Corp.	118,429,040 (a)
144,865,905
Health Care Equipment & Supplies 0.8%
912,378	Boston Scientific Corp.	47,306,799 *
Health Care Providers & Services 2.5%
73,639	Humana, Inc.	33,640,505 (a)
231,530	UnitedHealth Group, Inc.	117,239,846 (a)
150,880,351
Hotels, Restaurants & Leisure 3.2%
773,727	First Watch Restaurant Group, Inc.	14,422,271 *
96,339	Marriott International, Inc. Class A	19,442,173 (a)
452,509	McDonald's Corp.	132,675,639 (a)
1,812,467	Sweetgreen, Inc. Class A	27,313,878 *
193,853,961
Household Products 0.5%
207,314	Procter & Gamble Co.	32,403,178 (a)
Insurance 1.2%
589,870	Progressive Corp.	74,311,823 (a)
Interactive Media & Services 6.5%
1,154,478	Alphabet, Inc. Class A	153,222,320 *
1,664,315	Match Group, Inc.	77,407,291 *
508,080	Meta Platforms, Inc. Class A	161,874,288 *(a)
392,503,899
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
IT Services 0.5%
397,644	Okta, Inc.	$30,562,918 *
Life Sciences Tools & Services 0.9%
100,155	Thermo Fisher Scientific, Inc.	54,951,042
Multi-Utilities 2.0%
2,119,875	CenterPoint Energy, Inc.	63,787,039
659,937	WEC Energy Group, Inc.	59,301,939
123,088,978
Oil, Gas & Consumable Fuels 1.8%
417,121	Chevron Corp.	68,266,023 (a)
1,204,872	Enbridge, Inc.	44,339,289 (a)
112,605,312
Personal Care Products 0.3%
588,245	Kenvue, Inc.	13,929,642 *(a)
51,000	Oddity Tech Ltd. Class A	2,717,790 *
16,647,432
Pharmaceuticals 0.9%
330,649	Johnson & Johnson	55,393,627 (a)
Professional Services 3.2%
327,982	Equifax, Inc.	66,934,567
354,045	Jacobs Solutions, Inc.	44,400,783
1,903,715	Paycor HCM, Inc.	51,133,785 *
418,435	TransUnion	33,345,085 (a)
195,814,220
Semiconductors & Semiconductor Equipment 2.2%
299,710	Analog Devices, Inc.	59,801,136 (a)
44,409	ASML Holding NV	31,815,052
90,646	NVIDIA Corp.	42,357,969 (a)
133,974,157
Software 11.5%
220,887	Adobe, Inc.	120,641,853 *(a)
91,770	Atlassian Corp. Class A	16,696,634 *
179,381	Grammarly, Inc. Class A	3,228,858 *#(c)(d)
99,073	Intuit, Inc.	50,695,654 (a)
668,466	Microsoft Corp.	224,551,099
637,391	Salesforce, Inc.	143,419,349 *
89,255	ServiceNow, Inc.	52,035,665 *
247,022	Splunk, Inc.	26,759,893 *
256,150	Workday, Inc. Class A	60,740,849 *
698,769,854
Specialized REITs 1.0%
31,110	Equinix, Inc.	25,196,611 (a)
151,979	SBA Communications Corp. Class A	33,275,802 (a)
58,472,413
Number of Shares		Value
Specialty Retail 6.6%
216,275	Asbury Automotive Group, Inc.	$48,791,640 *
965,226	Chewy, Inc. Class A	32,721,162 *
2,026,590	Fanatics Holdings, Inc. Class A	154,365,360 *#(c)(d)
116,674	Home Depot, Inc.	38,950,448 (a)
1,474,893	TJX Cos., Inc.	127,622,491
402,451,101
Technology Hardware, Storage & Peripherals 2.6%
805,422	Apple, Inc.	158,225,152 (a)
Textiles, Apparel & Luxury Goods 0.6%
357,741	NIKE, Inc. Class B	39,491,029 (a)

Total Common Stocks (Cost $3,415,739,962)		4,797,910,059
Preferred Stocks 0.8%
Entertainment 0.1%
39,203	A24 Films LLC	4,463,653 *#(c)(d)(e)
Internet 0.4%
23,000	Fabletics LLC Series G	23,000,000 *#(c)(d)
82,110	Savage X, Inc. Series C	3,949,983 *#(c)(d)
26,949,983
IT Services 0.2%
959,038	Cybereason, Inc. Series F	441,157 *#(c)(d)
658,071	Druva, Inc. Series 4	6,167,968 *#(c)(d)
480,112	Druva, Inc. Series 5	4,499,994 *#(c)(d)
11,109,119
Software 0.1%
55,626	Grammarly, Inc. Series 3	1,458,063 *#(c)(d)
180,619	Signifyd, Inc. Series Seed	1,723,106 *#(c)(d)
78,686	Signifyd, Inc. Series A	752,238 *#(c)(d)
325,371	Videoamp, Inc. Series F1	5,135,005 *#(c)(d)
9,068,412
Total Preferred Stocks (Cost $58,686,273)		51,591,167
Number of Units
Master Limited Partnerships and Limited Partnerships 2.8%
Multi-Utilities 1.0%
1,600,530	Brookfield Infrastructure Partners LP	57,122,916
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)
Number of Units		Value
Oil, Gas & Consumable Fuels 1.8%
4,180,641	Enterprise Products Partners LP	$110,828,793
Total Master Limited Partnerships and Limited Partnerships (Cost $135,194,331)		167,951,709

Principal Amount		Value
Corporate Bonds 3.7%
Beverages 0.1%
$11,355,000	PepsiCo, Inc., 2.75%, due 10/21/2051	$7,994,211
Computers 0.2%
21,845,000	Apple, Inc., 2.85%, due 8/5/2061	14,633,130
Diversified Financial Services 0.0%(f)
2,838,000	Mastercard, Inc., 2.95%, due 3/15/2051	2,044,964
Electric 0.1%
11,350,000	Florida Power & Light Co., 2.88%, due 12/4/2051	7,728,706
Healthcare - Services 0.2%
	UnitedHealth Group, Inc.
4,775,000	5.05%, due 4/15/2053	4,695,799
12,337,000	3.13%, due 5/15/2060	8,442,282
		13,138,081
Internet 1.0%
16,612,000	Alphabet, Inc., 2.25%, due 8/15/2060	10,048,383
19,932,000	Amazon.com, Inc., 3.25%, due 5/12/2061	14,207,275
	Meta Platforms, Inc.
6,693,000	5.60%, due 5/15/2053	6,891,695
18,990,000	4.65%, due 8/15/2062	16,792,700
478,000	5.75%, due 5/15/2063	495,724
9,590,000	Uber Technologies, Inc., 8.00%, due 11/1/2026	9,783,560 (a)(g)
		58,219,337
Machinery - Diversified 0.1%
2,850,000	nVent Finance Sarl, 4.55%, due 4/15/2028	2,710,288 (h)
Miscellaneous Manufacturer 0.6%
	Anagram International, Inc./Anagram Holdings LLC
25,586,603	10.00% Cash & 5.00% PIK, due 8/15/2025	24,563,139 (g)(i)
18,323,163	5.00% Cash & 5.00% PIK, due 8/15/2026	13,811,084 (g)(i)
		38,374,223
Office - Business Equipment 0.1%
5,700,000	CDW LLC/CDW Finance Corp., 2.67%, due 12/1/2026	5,153,816 (a)
Pharmaceuticals 0.2%
20,880,000	Johnson & Johnson, 2.45%, due 9/1/2060	13,203,437
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Real Estate Investment Trusts 0.1%
$2,850,000	SBA Communications Corp., 3.88%, due 2/15/2027	$2,625,622 (a)
Retail 0.3%
	Walmart, Inc.
20,880,000	2.65%, due 9/22/2051	14,636,050
4,770,000	4.50%, due 4/15/2053	4,598,911
		19,234,961
Software 0.7%
20,890,000	Activision Blizzard, Inc., 2.50%, due 9/15/2050	13,597,665
17,082,000	Microsoft Corp., 2.68%, due 6/1/2060	11,303,187
	Oracle Corp.
4,765,000	6.90%, due 11/9/2052	5,338,466
14,212,000	3.85%, due 4/1/2060	9,913,411
		40,152,729

Total Corporate Bonds (Cost $221,211,252)		225,213,505
Convertible Bonds 0.3%
Computers 0.3%
19,850	Arctic Wolf Networks, Inc., 0.00%, due 9/29/2027 (Cost $19,850,000)	19,850,000 #(c)(d)

Number of Shares
Warrants 0.1%
Diversified Consumer Services 0.1%
653,334	OneSpaWorld Holdings Ltd. Expires 6/12/2025 (Cost $0)	$4,802,005 *(c)(d)
Total Purchased Option Contracts 0.0%(f)(j) (Cost $353,541)		5,300

Short-Term Investments 11.4%
Investment Companies 11.4%
695,095,717	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.19%(k)(Cost $695,095,717)	695,095,717
Total Long Positions (98.0%) (Cost $4,546,131,076)		5,962,419,462

Number of Shares		Value

Short Positions ((15.9)%)
Common Stocks Sold Short (15.2)%
Air Freight & Logistics (0.2)%
(78,100)	Expeditors International of Washington, Inc.	$(9,942,130)
Number of Shares		Value

Automobiles (0.3)%
(498,230)	Ford Motor Co.	$(6,581,618)
(34,892)	Tesla, Inc.	(9,331,168)*
(15,912,786)
Broadline Retail (0.4)%
(771,176)	Big Lots, Inc.	(7,904,554)
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)
Number of Shares		Value

Broadline Retail – cont'd
(148,467)	Etsy, Inc.	$(15,091,671)*
(22,996,225)
Building Products (0.1)%
(57,000)	Allegion PLC	(6,661,020)
Capital Markets (0.6)%
(307,107)	T Rowe Price Group, Inc.	(37,854,009)
Commercial Services & Supplies (0.1)%
(791,597)	Steelcase, Inc.	(6,783,986)
Consumer Finance (0.1)%
(368,180)	SoFi Technologies, Inc.	(4,215,661)*
Consumer Staples Distribution & Retail (0.7)%
(56,369)	Dollar General Corp.	(9,518,469)
(454,459)	Grocery Outlet Holding Corp.	(15,201,654)*
(398,789)	Sprouts Farmers Market, Inc.	(15,652,468)*
(40,372,591)
Containers & Packaging (0.1)%
(23,382)	Packaging Corp. of America	(3,585,630)
Diversified Consumer Services (0.1)%
(453,992)	Udemy, Inc.	(5,361,646)*
Electric Utilities (0.4)%
(350,452)	Hawaiian Electric Industries, Inc.	(13,453,852)
(163,611)	Southern Co.	(11,835,620)
(25,289,472)
Electrical Equipment (0.2)%
(52,700)	Eaton Corp. PLC	(10,820,364)
Entertainment (0.6)%
(338,829)	ROBLOX Corp.	(13,299,038)*
(1,740,817)	Warner Bros Discovery, Inc.	(22,752,478)*
(36,051,516)
Food Products (0.6)%
(215,646)	Campbell Soup Co.	(9,880,900)
(468,960)	Conagra Brands, Inc.	(15,386,577)
(116,752)	McCormick & Co., Inc.	(10,446,969)
(35,714,446)
Ground Transportation (0.1)%
(22,900)	Landstar System, Inc.	(4,662,211)
Number of Shares		Value

Health Care Equipment & Supplies (0.1)%
(18,667)	Align Technology, Inc.	$(7,054,073)*
Health Care Providers & Services (0.5)%
(526,541)	agilon health, Inc.	(10,083,260)*
(133,245)	Centene Corp.	(9,072,652)*
(144,820)	DaVita, Inc.	(14,770,192)*
(33,926,104)
Hotels, Restaurants & Leisure (0.5)%
(231,277)	Cava Group, Inc.	(13,208,229)*
(89,152)	Darden Restaurants, Inc.	(15,059,556)
(167,609)	Dutch Bros, Inc.	(5,197,555)*
(33,465,340)
Household Durables (0.2)%
(390,447)	Cricut, Inc.	(4,630,701)
(19,602)	TopBuild Corp.	(5,369,576)*
(10,000,277)
Household Products (0.2)%
(148,411)	Church & Dwight Co., Inc.	(14,198,480)
Insurance (0.4)%
(176,142)	Lemonade, Inc.	(4,095,301)*
(30,112)	RenaissanceRe Holdings Ltd.	(5,623,717)
(375,932)	Ryan Specialty Holdings, Inc.	(16,292,893)*
(26,011,911)
Interactive Media & Services (0.3)%
(2,108,290)	fuboTV, Inc.	(7,104,937)*
(252,953)	Shutterstock, Inc.	(13,014,432)
(20,119,369)
IT Services (0.2)%
(76,743)	International Business Machines Corp.	(11,064,806)
Machinery (0.6)%
(98,457)	Illinois Tool Works, Inc.	(25,925,697)
(91,308)	Ingersoll Rand, Inc.	(5,959,673)
(70,700)	Timken Co.	(6,565,202)
(38,450,572)
Media (1.3)%
(501,862)	iHeartMedia, Inc.	(2,373,807)*
(610,924)	Interpublic Group of Cos., Inc.	(20,911,929)
(275,563)	Omnicom Group, Inc.	(23,318,141)
(332,492)	Trade Desk, Inc.	(30,343,220)*
(76,947,097)
Passenger Airlines (0.1)%
(642,670)	Joby Aviation, Inc.	(5,751,897)*
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)
Number of Shares		Value

Professional Services (0.8)%
(73,091)	Paycom Software, Inc.	$(26,953,037)
(100,387)	Paylocity Holding Corp.	(22,772,791)*
(49,725,828)
Real Estate Management & Development (0.0)%(f)
(584,080)	Opendoor Technologies, Inc.	(2,984,649)*
Semiconductors & Semiconductor Equipment (0.2)%
(65,269)	Texas Instruments, Inc.	(11,748,420)
Software (1.7)%
(106,617)	Descartes Systems Group, Inc.	(8,302,266)*
(354,998)	DocuSign, Inc.	(19,105,992)*
(30,221)	HubSpot, Inc.	(17,544,802)*
(2,278,811)	Palantir Technologies, Inc.	(45,211,610)*
(82,102)	SAP SE ADR	(11,194,608)
(101,359,278)
Specialized REITs (0.9)%
(336,649)	Iron Mountain, Inc.	(20,670,249)
(303,379)	Lamar Advertising Co.	(29,943,507)
Number of Shares		Value

Specialized REITs – cont'd
(475,703)	Outfront Media, Inc.	$(7,354,368)
(57,968,124)
Specialty Retail (2.1)%
(144,619)	Aaron's Co., Inc.	(2,287,873)
(312,522)	Best Buy Co., Inc.	(25,954,952)
(81,134)	Burlington Stores, Inc.	(14,411,021)*
(467,115)	CarMax, Inc.	(38,588,370)*
(235,845)	Floor & Decor Holdings, Inc.	(27,086,798)*
(333,614)	Sonic Automotive, Inc.	(15,976,774)
(108,801)	Upbound Group, Inc.	(3,767,779)
(683,236)	Vroom, Inc.	(1,578,275)*
(129,651,842)
Textiles, Apparel & Luxury Goods (0.5)%
(1,273,771)	Figs, Inc.	(9,374,955)*
(589,878)	G-III Apparel Group Ltd.	(12,216,373)*
(63,255)	Ralph Lauren Corp.	(8,307,279)
(29,898,607)
Total Common Stocks Sold Short (Proceeds $(810,238,152))		(926,550,367)

Principal Amount
Corporate Bonds Sold Short (0.7)%
Diversified Financial Services (0.2)%
$(5,000,000)	Radian Group, Inc., 4.88%, due 3/15/2027	$(4,782,150)
(5,000,000)	Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc., 3.63%, due 3/1/2029	(4,271,405)(g)
(9,053,555)
Insurance (0.0)%(f)
(2,650,000)	Hartford Financial Services Group, Inc., (3 mo. USD LIBOR + 2.13%), 7.45%, due 2/12/2047	(2,273,042)(g)(l)
Lodging (0.1)%
(7,000,000)	Boyd Gaming Corp., 4.75%, due 12/1/2027	(6,618,728)
Media (0.1)%
(4,000,000)	iHeartCommunications, Inc., 8.38%, due 5/1/2027	(2,745,560)
(5,000,000)	Sirius XM Radio, Inc., 4.00%, due 7/15/2028	(4,359,761)(g)
(7,105,321)
Office Equipment (0.1)%
(7,000,000)	Steelcase, Inc., 5.13%, due 1/18/2029	(6,207,213)
Pipelines (0.1)%
(8,170,000)	TransCanada PipeLines Ltd., (3 mo. USD LIBOR + 2.21%), 7.53%, due 5/15/2067	(6,920,053)(l)
Retail (0.1)%
(5,000,000)	Macy's Retail Holdings LLC, 5.88%, due 4/1/2029	(4,655,000)(g)
Total Corporate Bonds Sold Short (Proceeds $(45,577,665))		(42,832,912)
Total Short Positions (Proceeds $(855,815,817))		(969,383,279)
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)
Principal Amount	Value

Total Investments 82.1% (Cost $3,690,315,259)	4,993,036,183
Other Assets Less Liabilities 17.9%	1,087,930,816 (m)
Net Assets 100.0%	$6,080,966,999

*	Non-income producing security.
(a)	All or a portion of this security is pledged as collateral for options written.
(b)
All or a portion of this security is on loan at July 31, 2023. Total value of all such securities at July 31,
2023 amounted to $15,879,291, collateralized by non-cash (U.S. Treasury Securities) collateral of
$16,591,115 for the Fund .

(c)	Value determined using significant unobservable inputs.
(d)
Security fair valued as of July 31, 2023 in accordance with procedures approved by the valuation designee.
Total value of all such securities at July 31, 2023 amounted to $237,392,391, which represents 3.9% of net assets of the Fund.

(e)	Security represented in Units.
(f)	Represents less than 0.05% of net assets of the Fund.
(g)
Securities were purchased or sold short under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31,
2023, these securities amounted to $48,157,783 of long positions and $(15,559,208) of short positions, which represents 0.8% and (0.3)%, respectively, of net assets of the Fund.

(h)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of
July 31, 2023.

(i)	Payment-in-kind (PIK) security.
(j)	See "Purchased option contracts" under Derivative Instruments.
(k)	Represents 7-day effective yield as of July 31, 2023.
(l)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2023 and changes periodically.
(m)	Includes the impact of the Fund’s open positions in derivatives at July 31, 2023.
#  This security has been deemed by Management to be illiquid, and is subject to restrictions on resale. Total value of all such securities at July 31, 2023 amounted to $232,590,386, which represents 3.7% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 7/31/2023	Fair Value Percentage of Net Assets as of 7/31/2023
A24 Films LLC (Preferred Units)	2/25/2022	$4,463,654	$4,463,653	0.1%
Arctic Wolf Networks, Inc.	12/31/2021	3,950,001	3,555,001	0.1%
Arctic Wolf Networks, Inc. (Convertible Bonds)	9/30/2022	19,850,000	19,850,000	0.3%
Cybereason, Inc. (Ser. F Preferred Shares)	7/19/2021	4,750,000	441,157	0.0%
Druva, Inc. (Series 4 Preferred Shares)	6/14/2019	3,429,998	6,167,968	0.1%
Druva, Inc. (Series 5 Preferred Shares)	4/1/2021	4,500,000	4,499,994	0.1%
Fabletics LLC (Series G Preferred Shares)	1/10/2022	23,000,000	23,000,000	0.4%
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 7/31/2023	Fair Value Percentage of Net Assets as of 7/31/2023
Fanatics Holdings, Inc. Class A	8/13/2020-4/29/2021	$35,957,294	$154,365,360	2.5%
Grammarly, Inc. (Series 3 Preferred Shares)	12/23/2021-1/24/2022	1,458,063	1,458,063	0.0%
Grammarly, Inc. Class A	12/23/2021-1/24/2022	4,701,917	3,228,858	0.0%
Savage X, Inc. (Series C Preferred Shares)	11/30/2021	3,949,983	3,949,983	0.0%
Signifyd, Inc. (Series A Preferred Shares)	5/24/2021	2,427,463	752,238	0.0%
Signifyd, Inc. (Series Seed Preferred Shares)	5/24/2021	5,572,107	1,723,106	0.0%
Videoamp, Inc. (Series F1 Preferred Shares)	1/4/2022	5,135,005	5,135,005	0.1%
Total		$123,145,485	$232,590,386	3.7%
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)
Derivative Instruments
Futures contracts ("futures")
At July 31, 2023, open positions in futures for the Fund were as follows:

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2023	832	NASDAQ 100 E-Mini Index	$(263,868,800)	$(16,328,147)
9/2023	2,893	S&P 500 E-Mini Index	(667,487,425)	(35,267,285)
Total Futures				$(51,595,432)
Total return basket swap contracts ("total return basket swaps")
At July 31, 2023, the Fund had outstanding total return basket swaps(a) as follows:
Over-the-counter total return basket swaps—Short(b)

Counterparty	Reference Entity	Effective Variable Rate(c)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Maturity Date(s)	Value
GSI	GSCBOEC1	4.93%	(0.40)%	FEDL01	3M/T	1/19/2024	$(36,117,524)
GSI	GSCBOEC1	4.93%	(0.40)%	FEDL01	3M/T	1/19/2024	(8,207,960)
GSI	GSCBOEC1	4.93%	(0.40)%	FEDL01	3M/T	1/19/2024	(1,771,277)
JPM	JPNBGCND	4.67%	(0.65)%	OBFR	1M/T	11/1/2024	(4,832,059)
JPM	JPNBLQGS	5.35%	0.03%	OBFR	1M/T	7/19/2024	(12,305,791)
JPM	JPNBLQGS	5.35%	0.03%	OBFR	1M/T	7/19/2024	(2,394,896)
JPM	JPNBLQGS	5.35%	0.03%	OBFR	1M/T	7/19/2024	(2,265,787)
Total							$(67,895,294)
(a) The following table represents required component disclosures associated with the total return basket swaps:
Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
GSCBOEC1
Super Micro Computer Inc	(17,500)	$(10,994,972)	$(3,064,348)	8.4%
EMCOR Group Inc	(9,121)	(3,731,152)	(1,039,889)	2.9%
Jabil Inc	(17,489)	(3,681,986)	(1,026,186)	2.8%
ON Semiconductor Corp	(16,616)	(3,405,764)	(949,202)	2.6%
Flex Ltd	(64,342)	(3,348,795)	(933,324)	2.6%
United Rentals Inc	(3,698)	(3,268,772)	(911,022)	2.5%
Onto Innovation Inc	(13,149)	(3,109,562)	(866,649)	2.4%
STMicroelectronics NV	(28,484)	(2,908,661)	(810,657)	2.2%
WW Grainger Inc	(2,039)	(2,863,744)	(798,138)	2.2%
Group 1 Automotive Inc	(5,643)	(2,775,217)	(773,466)	2.1%
Univar Solutions Inc	(39,083)	(2,686,931)	(748,860)	2.1%
Microchip Technology Inc	(14,934)	(2,668,798)	(743,806)	2.1%
Signet Jewelers Ltd	(16,836)	(2,577,783)	(718,440)	2.0%
Herc Holdings Inc	(10,121)	(2,576,670)	(718,129)	2.0%
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)
Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
GSCBOEC1 (cont’d)
Avis Budget Group Inc	(6,138)	$(2,571,956)	$(716,816)	2.0%
XPO Inc	(19,407)	(2,556,191)	(712,422)	2.0%
Boot Barn Holdings Inc	(14,171)	(2,531,236)	(705,467)	1.9%
Landstar System Inc	(6,451)	(2,498,275)	(696,280)	1.9%
NXP Semiconductors NV	(5,681)	(2,409,916)	(671,655)	1.9%
Diodes Inc	(13,363)	(2,401,955)	(669,436)	1.8%
Cummins Inc	(4,747)	(2,355,249)	(656,419)	1.8%
GMS Inc	(16,704)	(2,341,519)	(652,592)	1.8%
Boyd Gaming Corp	(17,869)	(2,322,277)	(647,229)	1.8%
A O Smith Corp	(16,445)	(2,272,156)	(633,260)	1.7%
Power Integrations Inc	(12,182)	(2,251,020)	(627,370)	1.7%
Knight-Swift Transportation Holdings Inc	(19,297)	(2,230,059)	(621,527)	1.7%
Matson Inc	(12,259)	(2,179,420)	(607,414)	1.7%
Morgan Stanley	(11,940)	(2,079,606)	(579,595)	1.6%
Werner Enterprises Inc	(22,885)	(2,046,978)	(570,502)	1.6%
CSX Corp	(32,287)	(2,046,456)	(570,357)	1.6%
Masco Corp	(17,385)	(2,006,770)	(559,296)	1.5%
Churchill Downs Inc	(9,066)	(1,998,001)	(556,852)	1.5%
Texas Instruments Inc	(5,802)	(1,986,790)	(553,727)	1.5%
Ford Motor Co	(78,425)	(1,970,760)	(549,260)	1.5%
Photronics Inc	(39,001)	(1,962,353)	(546,917)	1.5%
U-Haul Holding Co	(17,654)	(1,921,314)	(535,479)	1.5%
Steven Madden Ltd	(29,265)	(1,858,245)	(517,901)	1.4%
United Parcel Service Inc	(5,105)	(1,817,082)	(506,429)	1.4%
Discover Financial Services	(8,956)	(1,798,297)	(501,193)	1.4%
Macy's Inc	(56,095)	(1,770,293)	(493,389)	1.4%
Bank of America Corp	(28,891)	(1,758,678)	(490,151)	1.4%
Popular Inc	(12,187)	(1,681,955)	(468,769)	1.3%
ABM Industries Inc	(18,336)	(1,614,229)	(449,893)	1.2%
Korn Ferry	(15,676)	(1,570,952)	(437,832)	1.2%
Badger Meter Inc	(4,929)	(1,543,631)	(430,217)	1.2%
SiTime Corp	(5,890)	(1,445,552)	(402,882)	1.1%
Sonic Automotive Inc	(14,869)	(1,354,528)	(377,513)	1.0%
Customers Bancorp Inc	(16,924)	(1,351,477)	(376,663)	1.0%
Hibbett Inc	(14,539)	(1,283,286)	(357,658)	1.0%
Buckle Inc/The	(18,215)	(1,266,792)	(353,061)	1.0%
FormFactor Inc	(17,522)	(1,238,642)	(345,215)	1.0%
Other Securities	(91,387)	(7,279,534)	(2,028,838)	5.6%
		$(130,172,237)	$(36,279,592)
Accrued Net Interest Receivable/(Payable)			162,068
$(36,117,524)
GSCBOEC1
Super Micro Computer Inc	(4,616)	(2,899,927)	(697,082)	8.4%
EMCOR Group Inc	(2,406)	(984,092)	(236,555)	2.9%
Jabil Inc	(4,613)	(971,125)	(233,438)	2.8%
ON Semiconductor Corp	(4,382)	(898,271)	(215,926)	2.6%
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)
Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
GSCBOEC1 (cont’d)
Flex Ltd	(16,970)	$(883,246)	$(212,314)	2.6%
United Rentals Inc	(975)	(862,139)	(207,240)	2.5%
Onto Innovation Inc	(3,468)	(820,148)	(197,147)	2.4%
STMicroelectronics NV	(7,513)	(767,160)	(184,409)	2.2%
WW Grainger Inc	(538)	(755,313)	(181,562)	2.2%
Group 1 Automotive Inc	(1,488)	(731,964)	(175,949)	2.1%
Univar Solutions Inc	(10,308)	(708,679)	(170,352)	2.1%
Microchip Technology Inc	(3,939)	(703,896)	(169,202)	2.1%
Signet Jewelers Ltd	(4,440)	(679,891)	(163,432)	2.0%
Herc Holdings Inc	(2,669)	(679,597)	(163,361)	2.0%
Avis Budget Group Inc	(1,619)	(678,354)	(163,062)	2.0%
XPO Inc	(5,119)	(674,196)	(162,063)	2.0%
Boot Barn Holdings Inc	(3,738)	(667,614)	(160,481)	1.9%
Landstar System Inc	(1,701)	(658,921)	(158,391)	1.9%
NXP Semiconductors NV	(1,498)	(635,616)	(152,789)	1.9%
Diodes Inc	(3,524)	(633,516)	(152,284)	1.8%
Cummins Inc	(1,252)	(621,198)	(149,323)	1.8%
GMS Inc	(4,406)	(617,576)	(148,452)	1.8%
Boyd Gaming Corp	(4,713)	(612,501)	(147,233)	1.8%
A O Smith Corp	(4,338)	(599,282)	(144,055)	1.7%
Power Integrations Inc	(3,213)	(593,707)	(142,715)	1.7%
Knight-Swift Transportation Holdings Inc	(5,090)	(588,179)	(141,386)	1.7%
Matson Inc	(3,233)	(574,823)	(138,175)	1.7%
Morgan Stanley	(3,149)	(548,497)	(131,847)	1.6%
Werner Enterprises Inc	(6,036)	(539,891)	(129,779)	1.6%
CSX Corp	(8,516)	(539,753)	(129,745)	1.6%
Masco Corp	(4,585)	(529,286)	(127,229)	1.5%
Churchill Downs Inc	(2,391)	(526,973)	(126,673)	1.5%
Texas Instruments Inc	(1,530)	(524,016)	(125,963)	1.5%
Ford Motor Co	(20,685)	(519,788)	(124,946)	1.5%
Photronics Inc	(10,287)	(517,571)	(124,413)	1.5%
U-Haul Holding Co	(4,656)	(506,747)	(121,811)	1.5%
Steven Madden Ltd	(7,719)	(490,113)	(117,813)	1.4%
United Parcel Service Inc	(1,346)	(479,256)	(115,203)	1.4%
Discover Financial Services	(2,362)	(474,301)	(114,012)	1.4%
Macy's Inc	(14,795)	(466,915)	(112,237)	1.4%
Bank of America Corp	(7,620)	(463,852)	(111,500)	1.4%
Popular Inc	(3,214)	(443,616)	(106,636)	1.3%
ABM Industries Inc	(4,836)	(425,753)	(102,342)	1.2%
Korn Ferry	(4,135)	(414,339)	(99,599)	1.2%
Badger Meter Inc	(1,300)	(407,133)	(97,866)	1.2%
SiTime Corp	(1,554)	(381,265)	(91,648)	1.1%
Sonic Automotive Inc	(3,922)	(357,257)	(85,877)	1.0%
Customers Bancorp Inc	(4,464)	(356,452)	(85,684)	1.0%
Hibbett Inc	(3,835)	(338,467)	(81,360)	1.0%
Buckle Inc/The	(4,804)	(334,117)	(80,315)	1.0%
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)
Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
GSCBOEC1 (cont’d)
FormFactor Inc	(4,622)	$(326,692)	$(78,530)	1.0%
Other Securities	(24,102)	(1,919,979)	(461,525)	5.6%
		$(34,332,960)	$(8,252,931)
Accrued Net Interest Receivable/(Payable)			44,971
$(8,207,960)
GSCBOEC1
Super Micro Computer Inc	(1,410)	(885,847)	(150,879)	8.4%
EMCOR Group Inc	(735)	(300,613)	(51,201)	2.9%
Jabil Inc	(1,409)	(296,651)	(50,526)	2.8%
ON Semiconductor Corp	(1,339)	(274,397)	(46,736)	2.6%
Flex Ltd	(5,184)	(269,807)	(45,954)	2.6%
United Rentals Inc	(298)	(263,360)	(44,856)	2.5%
Onto Innovation Inc	(1,059)	(250,532)	(42,671)	2.4%
STMicroelectronics NV	(2,295)	(234,346)	(39,914)	2.2%
WW Grainger Inc	(164)	(230,727)	(39,298)	2.2%
Group 1 Automotive Inc	(455)	(223,595)	(38,083)	2.1%
Univar Solutions Inc	(3,149)	(216,482)	(36,872)	2.1%
Microchip Technology Inc	(1,203)	(215,021)	(36,623)	2.1%
Signet Jewelers Ltd	(1,356)	(207,688)	(35,374)	2.0%
Herc Holdings Inc	(815)	(207,598)	(35,359)	2.0%
Avis Budget Group Inc	(494)	(207,218)	(35,294)	2.0%
XPO Inc	(1,564)	(205,948)	(35,078)	2.0%
Boot Barn Holdings Inc	(1,142)	(203,937)	(34,735)	1.9%
Landstar System Inc	(520)	(201,282)	(34,283)	1.9%
NXP Semiconductors NV	(458)	(194,163)	(33,070)	1.9%
Diodes Inc	(1,077)	(193,522)	(32,961)	1.8%
Cummins Inc	(382)	(189,759)	(32,320)	1.8%
GMS Inc	(1,346)	(188,652)	(32,132)	1.8%
Boyd Gaming Corp	(1,440)	(187,102)	(31,868)	1.8%
A O Smith Corp	(1,325)	(183,064)	(31,180)	1.7%
Power Integrations Inc	(981)	(181,361)	(30,890)	1.7%
Knight-Swift Transportation Holdings Inc	(1,555)	(179,672)	(30,602)	1.7%
Matson Inc	(988)	(175,592)	(29,907)	1.7%
Morgan Stanley	(962)	(167,550)	(28,538)	1.6%
Werner Enterprises Inc	(1,844)	(164,922)	(28,090)	1.6%
CSX Corp	(2,601)	(164,880)	(28,083)	1.6%
Masco Corp	(1,401)	(161,682)	(27,538)	1.5%
Churchill Downs Inc	(730)	(160,976)	(27,418)	1.5%
Texas Instruments Inc	(467)	(160,072)	(27,264)	1.5%
Ford Motor Co	(6,319)	(158,781)	(27,044)	1.5%
Photronics Inc	(3,142)	(158,104)	(26,929)	1.5%
U-Haul Holding Co	(1,422)	(154,797)	(26,365)	1.5%
Steven Madden Ltd	(2,358)	(149,716)	(25,500)	1.4%
United Parcel Service Inc	(411)	(146,399)	(24,935)	1.4%
Discover Financial Services	(722)	(144,886)	(24,677)	1.4%
Macy's Inc	(4,519)	(142,630)	(24,293)	1.4%
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)
Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
GSCBOEC1 (cont’d)
Bank of America Corp	(2,328)	$(141,694)	$(24,134)	1.4%
Popular Inc	(982)	(135,512)	(23,081)	1.3%
ABM Industries Inc	(1,477)	(130,056)	(22,151)	1.2%
Korn Ferry	(1,263)	(126,569)	(21,558)	1.2%
Badger Meter Inc	(397)	(124,368)	(21,183)	1.2%
SiTime Corp	(475)	(116,466)	(19,837)	1.1%
Sonic Automotive Inc	(1,198)	(109,132)	(18,588)	1.0%
Customers Bancorp Inc	(1,364)	(108,886)	(18,546)	1.0%
Hibbett Inc	(1,171)	(103,392)	(17,610)	1.0%
Buckle Inc/The	(1,468)	(102,063)	(17,384)	1.0%
FormFactor Inc	(1,412)	(99,795)	(16,997)	1.0%
Other Securities	(7,362)	(586,497)	(99,889)	5.6%
		$(10,487,761)	$(1,786,298)
Accrued Net Interest Receivable/(Payable)			15,021
$(1,771,277)
JPNBGCND
Amazon.com Inc	(63,864)	(11,646,285)	(940,137)	19.0%
Home Depot Inc/The	(6,988)	(3,182,294)	(256,888)	5.2%
LVMH Moet Hennessy Louis Vuitton SE	(2,291)	(2,917,782)	(235,536)	4.8%
McDonald's Corp	(6,097)	(2,438,644)	(196,858)	4.0%
Toyota Motor Corp	(100,560)	(2,303,058)	(185,913)	3.8%
Lowe's Cos Inc	(6,668)	(2,130,818)	(172,009)	3.5%
Booking Holdings Inc	(392)	(1,587,467)	(128,147)	2.6%
NIKE Inc	(10,478)	(1,577,911)	(127,376)	2.6%
Starbucks Corp	(10,559)	(1,463,068)	(118,105)	2.4%
Sony Group Corp	(10,812)	(1,381,777)	(111,543)	2.3%
TJX Cos Inc/The	(10,958)	(1,293,509)	(104,417)	2.1%
Cie Financiere Richemont SA	(5,075)	(1,117,125)	(90,179)	1.8%
Hermes International	(366)	(1,106,713)	(89,339)	1.8%
Mercedes-Benz Group AG	(9,289)	(1,013,201)	(81,790)	1.7%
O'Reilly Automotive Inc	(774)	(978,107)	(78,957)	1.6%
AutoZone Inc	(270)	(914,117)	(73,791)	1.5%
Chipotle Mexican Grill Inc	(311)	(833,514)	(67,285)	1.4%
Target Corp	(4,364)	(812,417)	(65,582)	1.3%
DR Horton Inc	(4,317)	(748,114)	(60,391)	1.2%
Compass Group PLC	(19,811)	(704,377)	(56,860)	1.2%
Marriott International Inc/MD	(2,534)	(697,553)	(56,309)	1.1%
Ford Motor Co	(36,529)	(658,274)	(53,139)	1.1%
Honda Motor Co Ltd	(15,101)	(654,152)	(52,806)	1.1%
Bayerische Motoren Werke AG	(3,799)	(632,409)	(51,051)	1.0%
Oriental Land Co Ltd/Japan	(12,076)	(631,703)	(50,994)	1.0%
General Motors Co	(12,008)	(628,528)	(50,737)	1.0%
Lennar Corp	(3,621)	(626,433)	(50,568)	1.0%
Hilton Worldwide Holdings Inc	(2,940)	(623,702)	(50,348)	1.0%
Yum! Brands Inc	(3,212)	(603,278)	(48,699)	1.0%
Ross Stores Inc	(3,734)	(583,994)	(47,142)	1.0%
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)
Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPNBGCND (cont’d)
Kering SA	(716)	$(562,829)	$(45,434)	0.9%
Industria de Diseno Textil SA	(10,742)	(561,462)	(45,324)	0.9%
Fast Retailing Co Ltd	(1,603)	(547,277)	(44,179)	0.9%
eBay Inc	(8,983)	(545,461)	(44,032)	0.9%
Dollar General Corp	(2,217)	(510,782)	(41,232)	0.8%
Aptiv PLC	(3,382)	(505,079)	(40,772)	0.8%
Denso Corp	(5,138)	(487,313)	(39,338)	0.8%
Dollar Tree Inc	(2,140)	(450,510)	(36,367)	0.7%
Panasonic Holdings Corp	(25,912)	(437,745)	(35,337)	0.7%
adidas AG	(1,570)	(433,645)	(35,006)	0.7%
Cie Generale des Etablissements Michelin SCA	(9,452)	(422,533)	(34,109)	0.7%
MGM Resorts International	(6,012)	(416,412)	(33,615)	0.7%
Genuine Parts Co	(1,826)	(387,803)	(31,305)	0.6%
Ulta Beauty Inc	(604)	(366,233)	(29,564)	0.6%
Magna International Inc	(4,128)	(362,786)	(29,286)	0.6%
Volkswagen AG	(1,934)	(350,174)	(28,268)	0.6%
Toyota Industries Corp	(3,540)	(348,615)	(28,142)	0.6%
Bandai Namco Holdings Inc	(11,168)	(344,540)	(27,813)	0.6%
Bridgestone Corp	(5,879)	(332,529)	(26,843)	0.5%
LKQ Corp	(4,420)	(330,376)	(26,669)	0.5%
Other Securities	(225,236)	(5,972,677)	(482,135)	9.8%
		$(61,167,105)	$(4,937,666)
Accrued Net Interest Receivable/(Payable)			105,607
$(4,832,059)
JPNBLQGS
Jabil Inc	(5,333)	(1,731,340)	(298,168)	2.4%
Take-Two Interactive Software Inc	(3,215)	(1,442,722)	(248,462)	2.0%
Palo Alto Networks Inc	(1,903)	(1,395,318)	(240,299)	1.9%
Sprouts Farmers Market Inc	(11,736)	(1,351,424)	(232,739)	1.9%
Pure Storage Inc	(11,471)	(1,244,781)	(214,373)	1.7%
Performance Food Group Co	(6,734)	(1,180,587)	(203,318)	1.6%
GoDaddy Inc	(5,079)	(1,148,654)	(197,819)	1.6%
Microchip Technology Inc	(4,063)	(1,119,766)	(192,844)	1.6%
Dropbox Inc	(13,433)	(1,062,032)	(182,901)	1.5%
Coty Inc	(29,341)	(1,036,385)	(178,484)	1.4%
Monolithic Power Systems Inc	(618)	(1,014,177)	(174,659)	1.4%
NXP Semiconductors NV	(1,543)	(1,009,421)	(173,840)	1.4%
Palantir Technologies Inc	(16,422)	(955,844)	(164,613)	1.3%
Trade Desk Inc/The	(3,284)	(879,113)	(151,399)	1.2%
Marvell Technology Inc	(4,541)	(867,626)	(149,421)	1.2%
MongoDB Inc	(690)	(857,552)	(147,686)	1.2%
Dynatrace Inc	(5,314)	(852,668)	(146,845)	1.2%
Nutanix Inc	(9,549)	(846,026)	(145,701)	1.2%
StoneCo Ltd	(19,343)	(822,267)	(141,609)	1.1%
New York Times Co/The	(6,644)	(794,481)	(136,824)	1.1%
AmerisourceBergen Corp	(1,443)	(791,122)	(136,245)	1.1%
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)
Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPNBLQGS (cont’d)
Electronic Arts Inc	(1,964)	$(785,676)	$(135,307)	1.1%
HubSpot Inc	(455)	(775,450)	(133,546)	1.1%
Silicon Laboratories Inc	(1,675)	(732,837)	(126,208)	1.0%
Maximus Inc	(2,833)	(696,124)	(119,885)	1.0%
Coherent Corp	(4,985)	(692,680)	(119,292)	1.0%
Live Nation Entertainment Inc	(2,644)	(680,550)	(117,203)	0.9%
F5 Inc	(1,434)	(665,903)	(114,680)	0.9%
Datadog Inc	(1,912)	(654,764)	(112,762)	0.9%
Crowdstrike Holdings Inc	(1,371)	(650,417)	(112,013)	0.9%
Wix.com Ltd	(2,139)	(591,762)	(101,912)	0.8%
Taylor Morrison Home Corp	(4,141)	(588,221)	(101,302)	0.8%
Murphy USA Inc	(650)	(585,535)	(100,840)	0.8%
Enphase Energy Inc	(1,312)	(584,561)	(100,672)	0.8%
Las Vegas Sands Corp	(3,319)	(582,367)	(100,294)	0.8%
PulteGroup Inc	(2,258)	(559,023)	(96,274)	0.8%
Lumentum Holdings Inc	(3,631)	(557,709)	(96,047)	0.8%
Exact Sciences Corp	(1,840)	(526,500)	(90,673)	0.7%
Royal Caribbean Cruises Ltd	(1,611)	(515,549)	(88,787)	0.7%
Hyatt Hotels Corp	(1,386)	(513,916)	(88,506)	0.7%
Seagen Inc	(899)	(506,062)	(87,153)	0.7%
Snowflake Inc	(970)	(505,955)	(87,134)	0.7%
Pinterest Inc	(5,903)	(502,064)	(86,464)	0.7%
Meritage Homes Corp	(1,109)	(484,760)	(83,484)	0.7%
Sabre Corp	(40,069)	(481,960)	(83,002)	0.7%
Group 1 Automotive Inc	(623)	(472,863)	(81,435)	0.7%
Aramark	(3,981)	(471,529)	(81,206)	0.7%
Texas Roadhouse Inc	(1,437)	(470,229)	(80,982)	0.7%
Zscaler Inc	(995)	(468,234)	(80,638)	0.6%
MDC Holdings Inc	(3,064)	(461,022)	(79,396)	0.6%
Other Securities	(277,926)	(33,037,257)	(5,689,605)	45.7%
		$(72,204,785)	$(12,434,951)
Accrued Net Interest Receivable/(Payable)			129,160
$(12,305,791)
JPNBLQGS
Jabil Inc	(1,113)	(361,520)	(58,081)	2.4%
Take-Two Interactive Software Inc	(671)	(301,253)	(48,399)	2.0%
Palo Alto Networks Inc	(397)	(291,355)	(46,808)	1.9%
Sprouts Farmers Market Inc	(2,451)	(282,190)	(45,336)	1.9%
Pure Storage Inc	(2,395)	(259,922)	(41,758)	1.7%
Performance Food Group Co	(1,406)	(246,517)	(39,605)	1.6%
GoDaddy Inc	(1,061)	(239,849)	(38,534)	1.6%
Microchip Technology Inc	(848)	(233,817)	(37,565)	1.6%
Dropbox Inc	(2,805)	(221,762)	(35,628)	1.5%
Coty Inc	(6,127)	(216,407)	(34,767)	1.4%
Monolithic Power Systems Inc	(129)	(211,769)	(34,022)	1.4%
NXP Semiconductors NV	(322)	(210,776)	(33,863)	1.4%
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)
Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPNBLQGS (cont’d)
Palantir Technologies Inc	(3,429)	$(199,589)	$(32,066)	1.3%
Trade Desk Inc/The	(686)	(183,567)	(29,491)	1.2%
Marvell Technology Inc	(948)	(181,168)	(29,106)	1.2%
MongoDB Inc	(144)	(179,065)	(28,768)	1.2%
Dynatrace Inc	(1,110)	(178,045)	(28,604)	1.2%
Nutanix Inc	(1,994)	(176,658)	(28,381)	1.2%
StoneCo Ltd	(4,039)	(171,697)	(27,584)	1.1%
New York Times Co/The	(1,387)	(165,895)	(26,652)	1.1%
AmerisourceBergen Corp	(301)	(165,193)	(26,540)	1.1%
Electronic Arts Inc	(410)	(164,056)	(26,357)	1.1%
HubSpot Inc	(95)	(161,921)	(26,014)	1.1%
Silicon Laboratories Inc	(350)	(153,023)	(24,584)	1.0%
Maximus Inc	(592)	(145,357)	(23,353)	1.0%
Coherent Corp	(1,041)	(144,638)	(23,237)	1.0%
Live Nation Entertainment Inc	(552)	(142,105)	(22,830)	0.9%
F5 Inc	(300)	(139,047)	(22,339)	0.9%
Datadog Inc	(399)	(136,721)	(21,965)	0.9%
Crowdstrike Holdings Inc	(286)	(135,813)	(21,819)	0.9%
Wix.com Ltd	(447)	(123,565)	(19,852)	0.8%
Taylor Morrison Home Corp	(865)	(122,826)	(19,733)	0.8%
Murphy USA Inc	(136)	(122,265)	(19,643)	0.8%
Enphase Energy Inc	(274)	(122,062)	(19,610)	0.8%
Las Vegas Sands Corp	(693)	(121,604)	(19,537)	0.8%
PulteGroup Inc	(471)	(116,729)	(18,753)	0.8%
Lumentum Holdings Inc	(758)	(116,455)	(18,709)	0.8%
Exact Sciences Corp	(384)	(109,938)	(17,662)	0.7%
Royal Caribbean Cruises Ltd	(336)	(107,651)	(17,295)	0.7%
Hyatt Hotels Corp	(289)	(107,310)	(17,240)	0.7%
Seagen Inc	(188)	(105,670)	(16,977)	0.7%
Snowflake Inc	(203)	(105,648)	(16,973)	0.7%
Pinterest Inc	(1,233)	(104,835)	(16,843)	0.7%
Meritage Homes Corp	(232)	(101,222)	(16,262)	0.7%
Sabre Corp	(8,367)	(100,638)	(16,168)	0.7%
Group 1 Automotive Inc	(130)	(98,738)	(15,863)	0.7%
Aramark	(831)	(98,460)	(15,818)	0.7%
Texas Roadhouse Inc	(300)	(98,188)	(15,775)	0.7%
Zscaler Inc	(208)	(97,771)	(15,708)	0.6%
MDC Holdings Inc	(640)	(96,266)	(15,466)	0.6%
Other Securities	(58,033)	(6,898,482)	(1,108,298)	45.7%
		$(15,077,018)	$(2,422,241)
Accrued Net Interest Receivable/(Payable)			27,345
$(2,394,896)
JPNBLQGS
Jabil Inc	(1,113)	(361,523)	(54,992)	2.4%
Take-Two Interactive Software Inc	(671)	(301,256)	(45,825)	2.0%
Palo Alto Networks Inc	(397)	(291,358)	(44,319)	1.9%
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)
Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPNBLQGS (cont’d)
Sprouts Farmers Market Inc	(2,451)	$(282,192)	$(42,925)	1.9%
Pure Storage Inc	(2,395)	(259,924)	(39,537)	1.7%
Performance Food Group Co	(1,406)	(246,519)	(37,498)	1.6%
GoDaddy Inc	(1,061)	(239,852)	(36,484)	1.6%
Microchip Technology Inc	(848)	(233,819)	(35,567)	1.6%
Dropbox Inc	(2,805)	(221,764)	(33,733)	1.5%
Coty Inc	(6,127)	(216,409)	(32,918)	1.4%
Monolithic Power Systems Inc	(129)	(211,771)	(32,213)	1.4%
NXP Semiconductors NV	(322)	(210,778)	(32,062)	1.4%
Palantir Technologies Inc	(3,429)	(199,591)	(30,360)	1.3%
Trade Desk Inc/The	(686)	(183,568)	(27,923)	1.2%
Marvell Technology Inc	(948)	(181,170)	(27,558)	1.2%
MongoDB Inc	(144)	(179,066)	(27,238)	1.2%
Dynatrace Inc	(1,110)	(178,046)	(27,083)	1.2%
Nutanix Inc	(1,994)	(176,660)	(26,872)	1.2%
StoneCo Ltd	(4,039)	(171,698)	(26,117)	1.1%
New York Times Co/The	(1,387)	(165,896)	(25,235)	1.1%
AmerisourceBergen Corp	(301)	(165,195)	(25,128)	1.1%
Electronic Arts Inc	(410)	(164,058)	(24,955)	1.1%
HubSpot Inc	(95)	(161,922)	(24,630)	1.1%
Silicon Laboratories Inc	(350)	(153,024)	(23,277)	1.0%
Maximus Inc	(592)	(145,358)	(22,111)	1.0%
Coherent Corp	(1,041)	(144,639)	(22,001)	1.0%
Live Nation Entertainment Inc	(552)	(142,106)	(21,616)	0.9%
F5 Inc	(300)	(139,048)	(21,151)	0.9%
Datadog Inc	(399)	(136,722)	(20,797)	0.9%
Crowdstrike Holdings Inc	(286)	(135,814)	(20,659)	0.9%
Wix.com Ltd	(447)	(123,566)	(18,796)	0.8%
Taylor Morrison Home Corp	(865)	(122,827)	(18,683)	0.8%
Murphy USA Inc	(136)	(122,266)	(18,598)	0.8%
Enphase Energy Inc	(274)	(122,063)	(18,567)	0.8%
Las Vegas Sands Corp	(693)	(121,605)	(18,497)	0.8%
PulteGroup Inc	(471)	(116,730)	(17,756)	0.8%
Lumentum Holdings Inc	(758)	(116,456)	(17,714)	0.8%
Exact Sciences Corp	(384)	(109,939)	(16,723)	0.7%
Royal Caribbean Cruises Ltd	(336)	(107,652)	(16,375)	0.7%
Hyatt Hotels Corp	(290)	(107,311)	(16,323)	0.7%
Seagen Inc	(188)	(105,671)	(16,074)	0.7%
Snowflake Inc	(203)	(105,649)	(16,070)	0.7%
Pinterest Inc	(1,233)	(104,836)	(15,947)	0.7%
Meritage Homes Corp	(232)	(101,223)	(15,397)	0.7%
Sabre Corp	(8,367)	(100,639)	(15,308)	0.7%
Group 1 Automotive Inc	(130)	(98,739)	(15,019)	0.7%
Aramark	(831)	(98,460)	(14,977)	0.7%
Texas Roadhouse Inc	(300)	(98,189)	(14,936)	0.7%
Zscaler Inc	(208)	(97,772)	(14,872)	0.6%
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)
Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPNBLQGS (cont’d)
MDC Holdings Inc	(640)	$(96,267)	$(14,643)	0.6%
Other Securities	(58,033)	(6,898,546)	(1,049,352)	45.7%
		$(15,077,152)	$(2,293,411)
Accrued Net Interest Receivable/(Payable)			27,624
$(2,265,787)
Total Return Basket Swaps, at Value			$(67,895,294)

(b)
The Fund receives a specified rate based on a reference rate plus or minus a spread, and pays the total return on the reference entity. The cash flows may be denominated in various foreign currencies based on the local currencies of the positions within the swaps.

(c)	Effective rate at July 31, 2023.
Total return swap contracts ("total return swaps")
At July 31, 2023, the Fund had outstanding over-the-counter total return swaps as follows:
Over-the-counter total return swaps—Short(a)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
JPM	S&P 500 Equal Weight Total Return Index	USD	143,580,343	11/4/2023	5.47%	0.15%	OBFR	1M/T	$(5,058,200)	$306,338	$(4,751,862)
JPM	S&P Retail Select Industry Index	USD	30,682,741	11/19/2024	5.31%	—%	SOFR	1M/T	(528,967)	77,349	(451,618)
JPM	S&P Retail Select Industry Index	USD	3,284,370	11/19/2024	4.57%	(0.75)%	OBFR	1M/T	(267,938)	5,539	(262,399)
JPM	S&P Retail Select Industry Index	USD	7,620,597	11/19/2024	4.57%	(0.75)%	OBFR	1M/T	(115,401)	7,467	(107,934)
JPM	S&P Retail Select Industry Index	USD	48,829,064	11/19/2024	4.57%	(0.75)%	OBFR	1M/T	(6,058,983)	78,546	(5,980,437)
Total									$(12,029,489)	$475,239	$(11,554,250)

(a)	The Fund receives a specified rate based on a reference rate plus or minus a spread, and pays the total return on the reference entity.
(b)	Effective rate at July 31, 2023.
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)
Purchased option contracts ("options purchased")
At July 31, 2023, the Fund had outstanding options purchased as follows:
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls
Professional Services
Equifax, Inc.	1,060	$21,632,480	$250	8/18/2023	$5,300 (a)(b)
Total options purchased (cost $353,541)					$5,300

(a)	Value determined using significant unobservable inputs.
(b)	Security fair valued as of July 31, 2023 in accordance with procedures approved by the valuation designee.
Written option contracts ("options written")
At July 31, 2023, the Fund had outstanding options written as follows:
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls
Hotels, Restaurants & Leisure
Sweetgreen, Inc.	1,000	$(1,507,000)	$20	9/15/2023	$(15,000)
Puts
Interactive Media & Services
Match Group, Inc.	6,412	(29,822,212)	37.5	8/18/2023	(128,240)
Match Group, Inc.	2,500	(11,627,500)	35	9/15/2023	(67,500)
					(195,740)
Professional Services
Equifax, Inc.	1,060	(21,632,480)	200	1/19/2024	(1,134,200)
Specialty Retail
Chewy, Inc.	1,831	(6,207,090)	32.5	8/18/2023	(130,001)
Total puts					$(1,459,941)
Total options written (premium received $1,319,624)					$(1,474,941)
At July 31, 2023, the Fund had securities pledged in the amount of $14,078,822 to cover collateral requirements for options written.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks
Computers	$—	$—	$3,555,001	$3,555,001
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Software	$695,540,996	$—	$3,228,858	$698,769,854
Specialty Retail	248,085,741	—	154,365,360	402,451,101
Other Common Stocks#	3,693,134,103	—	—	3,693,134,103
Total Common Stocks	4,636,760,840	—	161,149,219	4,797,910,059
Preferred Stocks#	—	—	51,591,167	51,591,167
Master Limited Partnerships and Limited Partnerships#	167,951,709	—	—	167,951,709
Corporate Bonds#	—	225,213,505	—	225,213,505
Convertible Bonds#	—	—	19,850,000	19,850,000
Warrants#	—	—	4,802,005	4,802,005
Options Purchased@	—	—	5,300	5,300
Short-Term Investments	—	695,095,717	—	695,095,717
Total Investments	$4,804,712,549	$920,309,222	$237,397,691	$5,962,419,462

#	The Consolidated Schedule of Investments provides information on the industry or sector categorization.
@	The “Purchased option contracts” table under Derivative Instruments provides information on the industry or sector categorization for the portfolio.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2022	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 7/31/2023	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2023
Investments in Securities:
Common Stocks(1)	$162,951	$—	$3,619	$501	$—	$(5,922)	$—	$—	$161,149	$1,443
Preferred Stocks(1)	57,339	—	—	(5,748)	—	—	—	—	51,591	(5,748)
Loan Assignments	20,400	12	714	(626)	—	(20,500)	—	—	—	—
Convertible Bonds(1)	19,850	—	—	—	—	—	—	—	19,850	—
Warrants(2)	2,868	—	—	1,934	—	—	—	—	4,802	1,934
Options Purchased(2)	—	—	—	(348)	354	—	—	—	6	(348)
Total	$263,408	$12	$4,333	$(4,287)	$354	$(26,422)	$—	$—	$237,398	$(2,719)

(1) Quantitative Information about Level 3 Fair Value Measurements:
Investment type	Fair value at 7/31/2023	Valuation approach	Unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Common Stocks	$161,149,219	Market Approach	Enterprise value Revenue multiple(c) (EV/Revenue)	5.0x - 12.0x	7.7x	Increase
			Liquidation Preference Discount	31.3%	31.3%	Decrease
Preferred Stocks	441,157	Market Approach	Transaction Price	$0.46	$0.46	Increase
Preferred Stocks	46,686,357	Market Approach	Enterprise value Revenue multiple(c) (EV/Revenue)	0.86x - 12.0x	5.1x	Increase
			Expected Volatility	70.0%	70.0%	Decrease
			Option Term (Years)	2.5	2.5	Decrease
			Discount Rate	0.3%	0.3%	Decrease
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)
(1)Quantitative Information about Level 3 Fair Value Measurements:
Investment type	Fair value at 7/31/2023	Valuation approach	Unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Preferred Units	$4,463,653	Market Approach	Enterprise value Revenue multiple (EV/Revenue)	3.0x	3.0x	Increase
Convertible Bonds	19,850,000	Market Approach	Transaction Price	$1,000.00	$1,000.00	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

(c) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.

(2) For the period ended July 31, 2023, these investments were valued in accordance with procedures approved by the valuation designee. These investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s short investments as of July 31, 2023:
Liability Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks Sold Short#	$(926,550,367)	$—	$—	$(926,550,367)
Corporate Bonds Sold Short#	—	(42,832,912)	—	(42,832,912)
Total Short Positions	$(926,550,367)	$(42,832,912)	$—	$(969,383,279)

#	The Consolidated Schedule of Investments provides information on the industry or sector categorization.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of July 31, 2023:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Liabilities	$(51,595,432)	$—	$—	$(51,595,432)
Swaps
Liabilities	—	(79,449,544)	—	(79,449,544)
Options Written
Liabilities	(1,474,941)	—	—	(1,474,941)
Total	$(53,070,373)	$(79,449,544)	$—	$(132,519,917)

@	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Consolidated Schedule of Investments

Schedule of Investments U.S. Equity Index PutWrite Strategy Fund^ (Unaudited)
July 31, 2023

Principal Amount		Value
U.S. Treasury Obligations 82.1%
	U.S. Treasury Notes
$202,800,000	0.13%, due 9/15/2023 - 12/15/2023	$200,093,320 (a)
209,000,000	0.25%, due 3/15/2024 - 6/15/2024	201,178,164 (a)
Total U.S. Treasury Obligations (Cost $403,530,261)		401,271,484

Index-Linked Notes 11.6%
Financial Services 11.6%
92,226,000	GS Finance Corp., 25.00%, due 2/16/2024 (Cost $92,314,609)	56,434,627
Number of Shares

Short-Term Investments 8.7%
Investment Companies 8.7%
42,602,197	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.19%(b) (Cost $42,602,197)	42,602,197
Total Investments 102.4% (Cost $538,447,067)		500,308,308
Liabilities Less Other Assets (2.4)%		(11,517,452)(c)
Net Assets 100.0%		$488,790,856

(a)	All or a portion of this security is pledged as collateral for options written.
(b)	Represents 7-day effective yield as of July 31, 2023.
(c)	Includes the impact of the Fund's open positions in derivatives at July 31, 2023.
See Notes to Schedule of Investments

Schedule of Investments U.S. Equity Index PutWrite Strategy Fund^ (Unaudited)  (cont’d)
Derivative Instruments
Written option contracts ("options written")
At July 31, 2023, the Fund had outstanding options written as follows:
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Puts
Index
S&P 500 Index	20	$(9,177,920)	$4,455	8/4/2023	$(2,150)
S&P 500 Index	1	(458,896)	4,535	8/4/2023	(505)
S&P 500 Index	189	(86,731,344)	4,550	8/4/2023	(137,970)
S&P 500 Index	40	(18,355,840)	4,555	8/4/2023	(32,800)
S&P 500 Index	8	(3,671,168)	4,430	8/11/2023	(2,960)
S&P 500 Index	90	(41,300,640)	4,480	8/11/2023	(59,850)
S&P 500 Index	92	(42,218,432)	4,505	8/11/2023	(84,640)
S&P 500 Index	76	(34,876,096)	4,510	8/11/2023	(74,860)
S&P 500 Index	1	(458,896)	4,555	8/11/2023	(1,865)
S&P 500 Index	8	(3,671,168)	4,560	8/11/2023	(16,200)
S&P 500 Index	13	(5,965,648)	4,510	8/18/2023	(20,930)
S&P 500 Index	22	(10,095,712)	4,520	8/18/2023	(39,380)
S&P 500 Index	66	(30,287,136)	4,545	8/18/2023	(154,440)
S&P 500 Index	36	(16,520,256)	4,550	8/18/2023	(88,740)
S&P 500 Index	46	(21,109,216)	4,555	8/18/2023	(119,830)
S&P 500 Index	91	(41,759,536)	4,560	8/18/2023	(250,705)
S&P 500 Index	9	(4,130,064)	4,550	8/25/2023	(30,105)
S&P 500 Index	87	(39,923,952)	4,555	8/25/2023	(303,195)
S&P 500 Index	77	(35,334,992)	4,570	8/25/2023	(304,535)
S&P 500 Index	103	(47,266,288)	4,575	8/25/2023	(424,360)
S&P 500 Index	14	(6,424,544)	4,575	9/1/2023	(66,920)
S&P 500 Index	23	(10,554,608)	4,580	9/1/2023	(120,750)
Total options written (premium received $4,994,518)					$(2,337,690)
At July 31, 2023, the Fund had securities pledged in the amount of $122,467,312 to cover collateral requirements for options written.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$401,271,484	$—	$401,271,484
Index-Linked Notes#	—	56,434,627	—	56,434,627
Short-Term Investments	—	42,602,197	—	42,602,197
Total Investments	$—	$500,308,308	$—	$500,308,308

#	The Schedule of Investments provides information on the industry or sector categorization.
See Notes to Schedule of Investments

Schedule of Investments U.S. Equity Index PutWrite Strategy Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of July 31, 2023:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Options Written
Liabilities	$(2,337,690)	$—	$—	$(2,337,690)
Total	$(2,337,690)	$—	$—	$(2,337,690)

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

July 31, 2023
Notes to Schedule of Investments Alternative Funds ß (Unaudited)

In accordance with Accounting Standards Codification 820 "Fair Value Measurement" ("ASC 820"), all investments held by each of Neuberger Berman Long Short Fund ("Long Short"), and Neuberger Berman U.S. Equity Index PutWrite Strategy Fund ("U.S. Equity Index PutWrite Strategy") (each individually a "Fund," and collectively, the "Funds") are carried at the value that Management believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Funds' investments (long and short positions) in equity securities, exchange-traded funds, preferred stocks, master limited partnerships and limited partnerships, warrants and exchange-traded options purchased and written, for which market quotations are available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
The value of the Funds' investments for long and short positions in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on bid or offer quotations, respectively, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:
Corporate Bonds. Inputs used to value corporate debt securities generally include relevant credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available ("Other Market Information").
Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, conversion rates, credit specific details, relevant listed bond and preferred stock prices and Other Market Information.
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.
ßNotes to Consolidated Schedule of Investments for Long Short.

Notes to Schedule of Investments Alternative Funds ß (Unaudited)  (cont’d)
U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.
High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.
Index Linked Notes. The value of the index linked notes is determined by obtaining a valuation from a calculation agent and is primarily based on accrued interest, the underlying index change, participation rate related to the issuer and Other Market Information.
The value of futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).
The value of total return swaps and total return basket swaps is determined by Management by obtaining valuations from independent pricing services using the underlying asset and stated benchmark interest rate (Level 2 inputs).
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Funds' Board of Trustees designated Management as the Funds' valuation designee. As the Funds' valuation designee, Management is responsible for determining fair value in good faith for any and all Fund investments. Inputs and assumptions considered in determining the fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of the security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer and/or analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
The value of the Funds' investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange is open for business. Management has approved the use of ICE Data Services (“ICE”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). Management has also approved the use of ICE to evaluate the prices of foreign debt securities as of the time as of which a Fund’s share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which a Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the case of both foreign equity and foreign debt securities, in the absence of precise information about the market values of these foreign securities as of the time
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.
ßNotes to Consolidated Schedule of Investments for Long Short.

Notes to Schedule of Investments Alternative Funds ß (Unaudited)  (cont’d)
as of which a Fund’s share price is calculated, Management has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.
On February 25, 2022, to facilitate compliance with certain requirements necessary to maintain its status as a regulated investment company, Long Short formed NB A24 Long Short Blocker LLC (the "Blocker"), a Delaware limited liability company, to hold interests in certain private placements. The Blocker is a wholly owned subsidiary of Long Short and Long Short will remain its sole member.
As of July 31, 2023, the value of Long Short's investment in the Blocker was as follows:
Investment in Blocker	Percentage of Net Assets
$4,439,714	0.1%
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.
ßNotes to Consolidated Schedule of Investments for Long Short.

Notes to Schedule of Investments Alternative Funds ß (Unaudited) (cont'd)
Legend
Legend July 31, 2023 (Unaudited)
Benchmarks:
FEDL01	= United States Federal Funds Effective Rate
LIBOR	= London Interbank Offered Rate
OBFR	= United States Overnight Bank Funding Rate
SOFR	= Secured Overnight Financing Rate
Counterparties:
GSI	= Goldman Sachs International
JPM	= JPMorgan Chase Bank N.A.
Index Periods/Payment Frequencies:
1M	= 1 Month
3M	= 3 Months
T	= Termination
Other Abbreviations:
ADR	= American Depositary Receipt
Management	= Neuberger Berman Investment Advisers LLC

Currency Abbreviations:
USD	= United States Dollar
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.
ßNotes to Consolidated Schedule of Investments for Long Short.